Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

(a)	On July 22, 2022 the Company F-3 registration statement became effective July 18, 2022.

(b)	On July 1, 2022, the Company filed a S-8 registration statement for their Amended and Restated Equity Incentive Plan. The content of this S-8 is to provide information that the stock option plan has been amended as of February 14, 2022 to include, but not limited to, the right of the Corporation to issue restricted share units, the calculation of the maximum amount of options/restricted share units to be issued and to allow for cashless exercise.